Taxation - Reconciliation of effective tax rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Taxation
Assessable profit	$ 0	$ 0
Net income (loss) before income tax expense	$ 29,602,000	$ (874,000)
Statutory income tax rate	27.00%	27.00%
Expected income tax expense (recovery) at the statutory rate	$ 7,993,000	$ (236,000)
Withholding taxes on royalty revenue	408,000	372,000
Non-deductible expenses	621,000	1,693,000
Recognition of temporary differences	269,000	(104,000)
Change in unrecognized tax assets	(21,000)	(151,000)
Total income tax expense	$ 9,270,000	$ 1,574,000